UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-8672

Exact Name of Registrant as Specified in Charter:  USAA LIFE INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LIFE INVESTMENT TRUST - 3RD QUARTER REPORT - PERIOD ENDED
SEPTEMBER 30, 2005

[LOGO OF USAA]
    USAA(R)

USAA LIFE INSURANCE COMPANY
LIFE INVESTMENT TRUST
================================================================================
QUARTERLY PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005
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USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (100.0%)

              AEROSPACE & DEFENSE (3.1%)
    3,432     General Dynamics Corp.                                                                           $   410
    2,483     Lockheed Martin Corp.                                                                                152
                                                                                                               -------
                                                                                                                   562
                                                                                                               -------
              AIR FREIGHT & LOGISTICS (2.7%)
    5,607     FedEx Corp.                                                                                          489
                                                                                                               -------
              BIOTECHNOLOGY (11.4%)
    6,736     Amgen, Inc.*                                                                                         537
    3,085     Amylin Pharmaceuticals, Inc.*                                                                        107
   14,352     Genentech, Inc.*                                                                                   1,209
    2,501     Genzyme Corp.*                                                                                       179
                                                                                                               -------
                                                                                                                 2,032
                                                                                                               -------
              CASINOS & GAMING (2.7%)
    8,669     MGM Mirage, Inc.*                                                                                    380
    2,487     Wynn Resorts Ltd.*                                                                                   112
                                                                                                               -------
                                                                                                                   492
                                                                                                               -------
              COAL & CONSUMABLE FUELS (0.4%)
      919     Peabody Energy Corp.                                                                                  78
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (5.4%)
   21,533     Motorola, Inc.                                                                                       476
   10,935     QUALCOMM, Inc.                                                                                       489
                                                                                                               -------
                                                                                                                   965
                                                                                                               -------
              COMPUTER HARDWARE (0.4%)
    1,291     Apple Computer, Inc.*                                                                                 69
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.9%)
   12,025     Caterpillar, Inc.                                                                                    706
                                                                                                               -------
              CONSUMER ELECTRONICS (0.5%)
      864     Harman International Industries, Inc.                                                                 88
                                                                                                               -------
              CONSUMER FINANCE (3.1%)
   10,496     SLM Corp.                                                                                            563
                                                                                                               -------
              DIVERSIFIED CAPITAL MARKETS (2.6%)
    5,457     UBS AG (Switzerland)                                                                                 467
                                                                                                               -------
              DRUG RETAIL (2.4%)
    8,204     CVS Corp.                                                                                            238
    4,270     Walgreen Co.                                                                                         186
                                                                                                               -------
                                                                                                                   424
                                                                                                               -------
              GENERAL MERCHANDISE STORES (2.2%)
    7,696     Target Corp.                                                                                         400
                                                                                                               -------
              HEALTH CARE EQUIPMENT (5.5%)
    6,765     Medtronic, Inc.                                                                                      363
    8,877     Zimmer Holdings, Inc.*                                                                               611
                                                                                                               -------
                                                                                                                   974
                                                                                                               -------

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USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (2.1%)
    7,298     Quest Diagnostics, Inc.                                                                          $   369
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (4.3%)
   11,830     Lowe's Companies, Inc.                                                                               762
                                                                                                               -------
              HOMEBUILDING (4.5%)
    2,426     KB Home                                                                                              177
    5,207     Lennar Corp. "A"                                                                                     311
    2,558     M.D.C. Holdings, Inc.                                                                                202
    2,680     Toll Brothers, Inc.*                                                                                 120
                                                                                                               -------
                                                                                                                   810
                                                                                                               -------
              HOTELS, RESORTS, & CRUISE LINES (1.5%)
    4,542     Four Seasons Hotels, Inc. (Canada)                                                                   261
                                                                                                               -------
              HOUSEHOLD PRODUCTS (4.6%)
   13,967     Procter & Gamble Co.                                                                                 830
                                                                                                               -------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
    2,073     TXU Corp.                                                                                            234
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (3.0%)
   15,866     General Electric Co.                                                                                 534
                                                                                                               -------
              INTEGRATED OIL & GAS (3.1%)
    8,766     Exxon Mobil Corp.                                                                                    557
                                                                                                               -------
              INTERNET SOFTWARE & SERVICES (3.1%)
    1,761     Google, Inc. "A"*                                                                                    557
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (0.8%)
    1,287     Lehman Brothers Holdings, Inc.                                                                       150
                                                                                                               -------
              MANAGED HEALTH CARE (8.1%)
   25,780     UnitedHealth Group, Inc.                                                                           1,449
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.4%)
    3,663     Halliburton Co.                                                                                      251
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    3,828     Canadian Natural Resources Ltd. (Canada)                                                             173
                                                                                                               -------
              PHARMACEUTICALS (0.8%)
    2,114     Johnson & Johnson, Inc.                                                                              134
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    1,215     Progressive Corp.                                                                                    127
                                                                                                               -------
              RAILROADS (2.3%)
    4,318     Burlington Northern Santa Fe Corp.                                                                   258
    2,165     Union Pacific Corp.                                                                                  155
                                                                                                               -------
                                                                                                                   413
                                                                                                               -------

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USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
    2,527     St. Joe Co.                                                                                      $   158
                                                                                                               -------
              REGIONAL BANKS (0.4%)
    4,275     UCBH Holdings, Inc.                                                                                   78
                                                                                                               -------
              RESTAURANTS (3.5%)
    4,792     Starbucks Corp.*                                                                                     240
    8,037     Yum! Brands, Inc.                                                                                    389
                                                                                                               -------
                                                                                                                   629
                                                                                                               -------
              SOFT DRINKS (0.9%)
    2,827     PepsiCo, Inc.                                                                                        160
                                                                                                               -------
              SPECIALIZED FINANCE (2.4%)
    1,263     Chicago Mercantile Exchange Holdings, Inc.                                                           426
                                                                                                               -------
              THRIFTS & MORTGAGE FINANCE (3.0%)
   16,452     Countrywide Financial Corp.                                                                          543
                                                                                                               -------
              Total common stocks (cost: $12,888)                                                               17,914
                                                                                                               -------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS
  222,249     SSgA Prime Money Market Fund, 3.57%(a) (cost: $222)                                                  222
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $13,110)                                                                $18,136
                                                                                                               =======

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (59.3%)

              COMMON STOCKS (58.3%)
              --------------------
              AEROSPACE & DEFENSE (2.2%)
      450     Engineered Support Systems, Inc.                                                                 $    18
    7,436     European Aeronautic Defence and Space Co. EADS N.V. (Netherlands)(h)*                                264
    1,800     General Dynamics Corp.                                                                               215
    4,800     Precision Castparts Corp.                                                                            255
    7,100     United Technologies Corp.                                                                            368
                                                                                                               -------
                                                                                                                 1,120
                                                                                                               -------
              ALUMINUM (0.4%)
    7,500     Alcoa, Inc.                                                                                          183
                                                                                                               -------
              APPAREL RETAIL (0.7%)
    1,100     Abercrombie & Fitch Co. "A"                                                                           55
    2,200     Chico's FAS, Inc.*                                                                                    81
    6,100     Christopher & Banks Corp.                                                                             84
    6,325     Pacific Sunwear of California, Inc.*                                                                 136
                                                                                                               -------
                                                                                                                   356
                                                                                                               -------
              APPLICATION SOFTWARE (1.2%)
    4,500     Amdocs Ltd. (United Kingdom)*                                                                        125
    1,700     Autodesk, Inc.                                                                                        79
    7,600     Intuit, Inc.*                                                                                        341
    1,400     Mercury Interactive Corp.*                                                                            55
                                                                                                               -------
                                                                                                                   600
                                                                                                               -------
              ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    5,100     Northern Trust Corp.                                                                                 258
    3,400     Nuveen Investments, Inc. "A"                                                                         134
    6,000     State Street Corp.                                                                                   293
                                                                                                               -------
                                                                                                                   685
                                                                                                               -------
              AUTOMOTIVE RETAIL (0.2%)
    4,100     O'Reilly Automotive, Inc.*                                                                           116
                                                                                                               -------
              BIOTECHNOLOGY (1.9%)
    5,000     Amgen, Inc.*                                                                                         398
    3,700     Applera Corp.-Applied Biosystems Group                                                                86
    2,300     Charles River Laboratories International, Inc.*                                                      100
    5,200     Genzyme Corp.*                                                                                       373
                                                                                                               -------
                                                                                                                   957
                                                                                                               -------
              BREWERS (0.3%)
    3,300     Anheuser-Busch Companies, Inc.                                                                       142
                                                                                                               -------
              BROADCASTING & CABLE TV (0.4%)
    6,200     Comcast Corp. "A"*                                                                                   178
                                                                                                               -------
              CASINOS & GAMING (0.4%)
    1,200     Harrah's Entertainment, Inc.                                                                          78
    4,000     Shuffle Master, Inc.*                                                                                106
                                                                                                               -------
                                                                                                                   184
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (1.7%)
   11,600     Cisco Systems, Inc.*                                                                                 208
   21,000     Corning, Inc.*                                                                                       406

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
    6,800     Motorola, Inc.                                                                                   $   150
    1,400     Research In Motion Ltd. (Canada)*                                                                     96
                                                                                                               -------
                                                                                                                   860
                                                                                                               -------
              COMPUTER HARDWARE (0.4%)
    5,500     Dell, Inc.*                                                                                          188
                                                                                                               -------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    2,200     QLogic Corp.*                                                                                         75
    1,600     SanDisk Corp.*                                                                                        77
                                                                                                               -------
                                                                                                                   152
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    3,300     Caterpillar, Inc.                                                                                    194
    2,900     Oshkosh Truck Corp.                                                                                  125
                                                                                                               -------
                                                                                                                   319
                                                                                                               -------
              CONSTRUCTION MATERIALS (0.4%)
    3,000     Vulcan Materials Co.                                                                                 223
                                                                                                               -------
              CONSUMER ELECTRONICS (0.1%)
      600     Garmin Ltd.                                                                                           41
                                                                                                               -------
              CONSUMER FINANCE (0.2%)
    4,000     First Marblehead Corp.                                                                               102
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    2,700     Affiliated Computer Services, Inc. "A"*                                                              148
    1,300     DST Systems, Inc.*                                                                                    71
    6,400     First Data Corp.                                                                                     256
                                                                                                               -------
                                                                                                                   475
                                                                                                               -------
              DEPARTMENT STORES (0.7%)
      500     Federated Department Stores, Inc.                                                                     34
    6,400     Kohl's Corp.*                                                                                        321
                                                                                                               -------
                                                                                                                   355
                                                                                                               -------
              DISTILLERS & VINTNERS (0.1%)
    2,000     Constellation Brands, Inc. "A"*                                                                       52
                                                                                                               -------
              DIVERSIFIED BANKS (1.3%)
   15,600     Bank of America Corp.                                                                                657
                                                                                                               -------
              DIVERSIFIED CHEMICALS (0.5%)
    6,700     Du Pont (E.I.) De Nemours & Co.                                                                      262
                                                                                                               -------
              DIVERSIFIED METALS & MINING (0.5%)
    1,400     Rio Tinto plc ADR (United Kingdom)                                                                   230
                                                                                                               -------
              EDUCATIONAL SERVICES (0.6%)
    2,700     Career Education Corp.*                                                                               96
    4,000     ITT Educational Services, Inc.*                                                                      197
                                                                                                               -------
                                                                                                                   293
                                                                                                               -------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,700     Benchmark Electronics, Inc.*                                                                          51
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    2,300     Waste Connections, Inc.*                                                                         $    81
                                                                                                               -------
              FOOD RETAIL (0.1%)
    3,100     Kroger Co.*                                                                                           64
                                                                                                               -------
              GOLD (0.8%)
    7,200     Newmont Mining Corp.                                                                                 340
    2,600     Placer Dome, Inc. (Canada)                                                                            44
                                                                                                               -------
                                                                                                                   384
                                                                                                               -------
              HEALTH CARE EQUIPMENT (2.9%)
    6,200     Baxter International, Inc.                                                                           247
    3,600     Biomet, Inc.                                                                                         125
    1,600     Diagnostic Products Corp.                                                                             84
    5,300     Fisher Scientific International, Inc.*                                                               329
    1,100     Kinetic Concepts, Inc.*                                                                               63
    9,700     Medtronic, Inc.                                                                                      520
    1,850     Waters Corp.*                                                                                         77
                                                                                                               -------
                                                                                                                 1,445
                                                                                                               -------
              HEALTH CARE FACILITIES (0.2%)
    2,350     Triad Hospitals, Inc.*                                                                               106
                                                                                                               -------
              HEALTH CARE SERVICES (0.7%)
    3,400     Dendrite International, Inc.*                                                                         69
    4,700     Omnicare, Inc.                                                                                       264
                                                                                                               -------
                                                                                                                   333
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.2%)
    1,530     Cooper Companies, Inc.                                                                               117
                                                                                                               -------
              HOME FURNISHINGS (0.1%)
    5,500     Tempur-Pedic International, Inc.*                                                                     65
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (0.7%)
    5,400     Lowe's Companies, Inc.                                                                               348
                                                                                                               -------
              HOMEBUILDING (0.6%)
    8,366     D.R. Horton, Inc.                                                                                    303
                                                                                                               -------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
    4,900     Hilton Hotels Corp.                                                                                  109
                                                                                                               -------
              HOUSEHOLD PRODUCTS (1.5%)
   12,800     Procter & Gamble Co.                                                                                 761
                                                                                                               -------
              HOUSEWARES & SPECIALTIES (0.1%)
    2,900     Yankee Candle Co., Inc.                                                                               71
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (1.3%)
   18,700     General Electric Co.                                                                                 630
                                                                                                               -------
              INDUSTRIAL MACHINERY (0.5%)
    7,000     Ingersoll-Rand Co. Ltd. "A"                                                                          268
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (3.0%)
    8,200     ConocoPhillips                                                                                   $   573
   10,800     Exxon Mobil Corp.                                                                                    686
    5,600     Petro-Canada (Canada)                                                                                234
                                                                                                               -------
                                                                                                                 1,493
                                                                                                               -------
              INTERNET SOFTWARE & SERVICES (0.6%)
    9,000     Yahoo!, Inc.*                                                                                        305
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (1.4%)
   12,400     E*TRADE Financial Corp.*                                                                             218
    7,500     Merrill Lynch & Co., Inc.                                                                            460
                                                                                                               -------
                                                                                                                   678
                                                                                                               -------
              LIFE & HEALTH INSURANCE (0.3%)
    7,100     UnumProvident Corp.                                                                                  146
                                                                                                               -------
              MANAGED HEALTH CARE (2.0%)
    2,700     Coventry Health Care, Inc.*                                                                          232
    6,100     Health Net, Inc.*                                                                                    289
    6,200     WellPoint, Inc.*                                                                                     470
                                                                                                               -------
                                                                                                                   991
                                                                                                               -------
              MOVIES & ENTERTAINMENT (2.0%)
   40,000     Time Warner, Inc.                                                                                    724
    7,900     Viacom, Inc. "B"                                                                                     261
                                                                                                               -------
                                                                                                                   985
                                                                                                               -------
              MULTI-LINE INSURANCE (0.6%)
    4,600     American International Group, Inc.                                                                   285
                                                                                                               -------
              MULTI-UTILITIES (0.9%)
   12,000     PG&E Corp.                                                                                           471
                                                                                                               -------
              OIL & GAS DRILLING (0.6%)
    6,600     GlobalSantaFe Corp.                                                                                  301
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
    1,700     National-Oilwell Varco, Inc.*                                                                        112
    4,800     Schlumberger Ltd.                                                                                    405
                                                                                                               -------
                                                                                                                   517
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (1.9%)
    5,300     Chesapeake Energy Corp.                                                                              203
   12,500     Noble Energy, Inc.                                                                                   586
      700     Woodside Petroleum Ltd. ADR (Australia)                                                               19
    3,633     XTO Energy, Inc.                                                                                     165
                                                                                                               -------
                                                                                                                   973
                                                                                                               -------
              OIL & GAS REFINING & MARKETING (0.1%)
      700     Tesoro Corp.                                                                                          47
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   12,700     Citigroup, Inc.                                                                                      578
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (3.5%)
    7,900     Abbott Laboratories                                                                              $   335
   10,300     Biovail Corp. (Canada)*                                                                              241
    3,400     Eisai Co. Ltd. ADR (Japan)                                                                           146
    4,400     Eli Lilly and Co.                                                                                    235
   11,400     Pfizer, Inc.                                                                                         285
   11,700     Schering-Plough Corp.                                                                                246
    5,400     Wyeth                                                                                                250
                                                                                                               -------
                                                                                                                 1,738
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    2,290     Ambac Financial Group, Inc.                                                                          165
    7,184     St. Paul Travelers Companies, Inc.                                                                   322
                                                                                                               -------
                                                                                                                   487
                                                                                                               -------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
    3,400     Simon Property Group, Inc.                                                                           252
                                                                                                               -------
              REGIONAL BANKS (0.5%)
    3,700     UnionBanCal Corp.                                                                                    258
                                                                                                               -------
              RESTAURANTS (0.6%)
    3,700     CBRL Group, Inc.                                                                                     125
    3,500     Yum! Brands, Inc.                                                                                    169
                                                                                                               -------
                                                                                                                   294
                                                                                                               -------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    3,100     Lam Research Corp.*                                                                                   94
    1,900     Varian Semiconductor Equipment Associates, Inc.*                                                      81
                                                                                                               -------
                                                                                                                   175
                                                                                                               -------
              SEMICONDUCTORS (1.3%)
    1,900     Analog Devices, Inc.                                                                                  70
   10,900     Intel Corp.                                                                                          269
    1,600     International Rectifier Corp.*                                                                        72
    7,400     Texas Instruments, Inc.                                                                              251
                                                                                                               -------
                                                                                                                   662
                                                                                                               -------
              SOFT DRINKS (0.9%)
    7,700     PepsiCo, Inc.                                                                                        437
                                                                                                               -------
              SPECIALTY STORES (0.7%)
   10,140     Michaels Stores, Inc.                                                                                335
                                                                                                               -------
              SYSTEMS SOFTWARE (1.7%)
   33,400     Microsoft Corp.                                                                                      859
                                                                                                               -------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    1,630     CDW Corp.                                                                                             96
                                                                                                               -------
              THRIFTS & MORTGAGE FINANCE (1.2%)
    4,000     Golden West Financial Corp.                                                                          238
    4,100     IndyMac Bancorp, Inc.                                                                                162
    8,300     Sovereign Bancorp, Inc.                                                                              183
                                                                                                               -------
                                                                                                                   583
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              TOBACCO (1.0%)
    7,000     Altria Group, Inc.                                                                               $   516
                                                                                                               -------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    2,000     Fastenal Co.                                                                                         122
                                                                                                               -------
              TRUCKING (0.2%)
    2,300     Yellow Roadway Corp.*                                                                                 95
                                                                                                               -------
              WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    8,700     Alamosa Holdings, Inc.*                                                                              149
   15,843     Sprint Nextel Corp.                                                                                  377
                                                                                                               -------
                                                                                                                   526
                                                                                                               -------
              Total common stocks (cost: $23,983)                                                               29,071
                                                                                                               -------

              EXCHANGE-TRADED FUNDS (1.0%)
              ---------------------------
    3,000     iShares Russell 2000 Growth Index Fund                                                               206
    2,300     MidCap SPDR Trust Series 1                                                                           301
                                                                                                               -------
              Total exchange-traded funds (cost: $415)                                                             507
                                                                                                               -------
              Total equity securities (cost: $24,398)                                                           29,578
                                                                                                               -------

PRINCIPAL
   AMOUNT                                                                      COUPON OR
    (000)                                                                  DISCOUNT RATE      MATURITY
---------                                                                  -------------      --------
              BONDS (37.5%)

              CORPORATE OBLIGATIONS (21.2%)
              -----------------------------
              BIOTECHNOLOGY (1.0%)
   $  500     Genentech, Inc., Notes(c)                                             4.75%    7/15/2015             491
                                                                                                               -------
              BROADCASTING & CABLE TV (1.1%)
      500     Comcast Cable Communications, Inc., Senior Notes                      6.88     6/15/2009             533
                                                                                                               -------
              CONSUMER FINANCE (2.1%)
    1,000     Household Finance Corp., Notes                                        6.38     8/01/2010           1,063
                                                                                                               -------
              DIVERSIFIED BANKS (2.0%)
      500     JPMorgan Chase & Co., Notes                                           4.50     1/15/2012             489
      500     Wells Fargo & Co., Notes                                              4.63     8/09/2010             498
                                                                                                               -------
                                                                                                                   987
                                                                                                               -------
              ENVIRONMENTAL & FACILITIES SERVICES (2.2%)
    1,000     Waste Management, Inc., Senior Notes                                  7.38     8/01/2010           1,101
                                                                                                               -------
              GAS UTILITIES (1.3%)
      150     Energy Transfer Partners, LP, Senior Notes                            5.95     2/01/2015             150
      500     Valero Logistics Operations, LP, Senior Notes                         6.05     3/15/2013             520
                                                                                                               -------
                                                                                                                   670
                                                                                                               -------
              METAL & GLASS CONTAINERS (2.0%)
    1,000     Pactiv Corp., Notes                                                   7.20    12/15/2005           1,005
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.0%)
   $  500     News America, Inc., Bond                                              5.30%   12/15/2014         $   500
                                                                                                               -------
              MULTI-LINE INSURANCE (1.1%)
      500     AIG Sunamerica Global Financing, Senior Notes(c)                      6.30     5/10/2011             536
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500     Halliburton Co., Senior Notes                                         5.11(d) 10/17/2005             500
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000     Devon Financing Corp., ULC, Notes                                     6.88     9/30/2011           1,101
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500     Citigroup, Inc., Global Notes                                         4.13     2/22/2010             489
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.0%)
      500     Berkshire Hathaway Finance Corp., Senior Notes                        4.85     1/15/2015             496
                                                                                                               -------
              REGIONAL BANKS (2.2%)
    1,000     Imperial Bank, Subordinated Capital Notes                             8.50     4/01/2009           1,110
                                                                                                               -------
              Total corporate obligations (cost: $10,194)                                                       10,582
                                                                                                               -------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)(i)
              -------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS
      500     Westfield Capital Corp., Senior Notes (Australia)(c)
                (cost: $499)                                                        5.13    11/15/2014             497
                                                                                                               -------
              ASSET-BACKED SECURITIES (3.2%)
              ------------------------------
              ASSET-BACKED FINANCING
    1,000     Detroit Edison Securitization Funding, LLC, Series 2001-1,
                Class A5                                                            6.42     3/01/2015           1,095
      500     John Deere Owner Trust, Series 2005-A, Class A2                       3.79    12/17/2007             498
                                                                                                               -------
              Total asset-backed securities (cost: $1,526)                                                       1,593
                                                                                                               -------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.8%)
              --------------------------------------------
      500     First Union National Bank Commercial Mortgage Trust,
                Series 1999-C4, Class A2                                            7.39    12/15/2031             545
      321     Morgan Stanley Dean Witter Capital I, Inc.,
                Series 2001-IQA, Class A2                                           5.33    12/18/2032             323
      500     Nomura Asset Securities Corp., Series 1998-D6, Class A1B              6.59     3/15/2030             522
    1,000     TIAA CMBS I Trust, Series 2001 C1A, Class A-3(c)                      6.56     6/19/2026           1,036
                                                                                                               -------
              Total commercial mortgage-backed securities (cost: $2,396)                                         2,426
                                                                                                               -------
              U.S. GOVERNMENT AGENCY ISSUES (1.2%)(g)
              ---------------------------------------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.5%)
      222     Government National Mortgage Assn. I, Pool 579554                     7.00     1/15/2032             234
                                                                                                               -------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.7%)
      405     Rowan Companies, Inc., Guaranteed Bond, Title XI                      2.80    10/20/2013             376
                                                                                                               -------
              Total U.S. government agency issues (cost: $629)                                                     610
                                                                                                               -------
              U.S. TREASURY SECURITIES (5.4%)
              -------------------------------
              INFLATION-INDEXED NOTES (2.2%)(f)
    1,011     3.50%, 1/15/2011                                                                                   1,114
                                                                                                               -------

                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              NOTES (3.2%)
   $1,000     4.00%, 2/15/2014                                                                                 $   977
      350     4.00%, 2/15/2015                                                                                     341
      250     4.13%, 5/15/2015                                                                                     246
                                                                                                               -------
                                                                                                                 1,564
                                                                                                               -------
              Total U.S. Treasury securities (cost: $2,591)                                                      2,678
                                                                                                               -------
              MUNICIPAL BONDS (0.7%)
              ----------------------
              COMMUNITY SERVICE
      345     Jicarilla Apache Nation, NM, RB (cost: $345)                          2.95%   12/01/2006             341
                                                                                                               -------
              Total bonds (cost: $18,180)                                                                       18,727
                                                                                                               -------
              MONEY MARKET INSTRUMENTS (6.9%)

              COMMERCIAL PAPER (4.8%)
              -----------------------
    2,400     Kinder Morgan Energy Partners(c,j)                                    3.97    10/03/2005           2,400
                                                                                                               -------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (2.1%)
              -------------------------
  163,290     SSgA Money Market Fund                                                3.36(a)          -             163
  871,080     SSgA Prime Money Market Fund                                          3.57(a)          -             871
                                                                                                               -------
                                                                                                                 1,034
                                                                                                               -------
              Total money market instruments (cost: $3,434)                                                      3,434
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $46,012)                                                                $51,739
                                                                                                               =======

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                                      A-11

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.7%)

              COMMON STOCKS (95.1%)
              ---------------------
              AEROSPACE & DEFENSE (3.7%)
    1,000     Engineered Support Systems, Inc.                                                                 $    41
   15,451     European Aeronautic Defence and Space Co. EADS N.V. (Netherlands)(h)*                                548
    3,900     General Dynamics Corp.                                                                               466
    9,600     Precision Castparts Corp.                                                                            510
   14,800     United Technologies Corp.                                                                            767
                                                                                                               -------
                                                                                                                 2,332
                                                                                                               -------
              ALUMINUM (0.6%)
   15,600     Alcoa, Inc.                                                                                          381
                                                                                                               -------
              APPAREL RETAIL (1.2%)
    2,300     Abercrombie & Fitch Co. "A"                                                                          115
    4,600     Chico's FAS, Inc.*                                                                                   169
   12,900     Christopher & Banks Corp.                                                                            179
   13,225     Pacific Sunwear of California, Inc.*                                                                 283
                                                                                                               -------
                                                                                                                   746
                                                                                                               -------
              APPLICATION SOFTWARE (2.0%)
    9,200     Amdocs Ltd. (United Kingdom)*                                                                        255
    3,600     Autodesk, Inc.                                                                                       167
   15,900     Intuit, Inc.*                                                                                        713
    2,800     Mercury Interactive Corp.*                                                                           111
                                                                                                               -------
                                                                                                                 1,246
                                                                                                               -------
              ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
   10,300     Northern Trust Corp.                                                                                 521
    7,100     Nuveen Investments, Inc. "A"                                                                         280
   12,700     State Street Corp.                                                                                   621
                                                                                                               -------
                                                                                                                 1,422
                                                                                                               -------
              AUTOMOTIVE RETAIL (0.4%)
    8,600     O'Reilly Automotive, Inc.*                                                                           242
                                                                                                               -------
              BIOTECHNOLOGY (3.1%)
   10,600     Amgen, Inc.*                                                                                         845
    8,200     Applera Corp.-Applied Biosystems Group                                                               191
    4,800     Charles River Laboratories International, Inc.*                                                      209
   10,600     Genzyme Corp.*                                                                                       759
                                                                                                               -------
                                                                                                                 2,004
                                                                                                               -------
              BREWERS (0.5%)
    7,000     Anheuser-Busch Companies, Inc.                                                                       301
                                                                                                               -------
              BROADCASTING & CABLE TV (0.6%)
   13,000     Comcast Corp. "A"*                                                                                   374
                                                                                                               -------
              CASINOS & GAMING (0.6%)
    2,400     Harrah's Entertainment, Inc.                                                                         157
    8,300     Shuffle Master, Inc.*                                                                                219
                                                                                                               -------
                                                                                                                   376
                                                                                                               -------

                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (2.8%)
   24,200     Cisco Systems, Inc.*                                                                             $   434
   43,500     Corning, Inc.*                                                                                       841
   14,300     Motorola, Inc.                                                                                       316
    3,000     Research In Motion Ltd. (Canada)*                                                                    205
                                                                                                               -------
                                                                                                                 1,796
                                                                                                               -------
              COMPUTER HARDWARE (0.6%)
   11,500     Dell, Inc.*                                                                                          393
                                                                                                               -------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
    4,600     QLogic Corp.*                                                                                        157
    3,400     SanDisk Corp.*                                                                                       164
                                                                                                               -------
                                                                                                                   321
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    6,800     Caterpillar, Inc.                                                                                    400
    6,100     Oshkosh Truck Corp.                                                                                  263
                                                                                                               -------
                                                                                                                   663
                                                                                                               -------
              CONSTRUCTION MATERIALS (0.7%)
    6,100     Vulcan Materials Co.                                                                                 453
                                                                                                               -------
              CONSUMER ELECTRONICS (0.1%)
    1,200     Garmin Ltd.                                                                                           81
                                                                                                               -------
              CONSUMER FINANCE (0.3%)
    8,300     First Marblehead Corp.                                                                               211
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    5,700     Affiliated Computer Services, Inc. "A"*                                                              311
    2,800     DST Systems, Inc.*                                                                                   154
   13,600     First Data Corp.                                                                                     544
                                                                                                               -------
                                                                                                                 1,009
                                                                                                               -------
              DEPARTMENT STORES (1.2%)
    1,100     Federated Department Stores, Inc.                                                                     74
   13,400     Kohl's Corp.*                                                                                        672
                                                                                                               -------
                                                                                                                   746
                                                                                                               -------
              DISTILLERS & VINTNERS (0.2%)
    4,200     Constellation Brands, Inc. "A"*                                                                      109
                                                                                                               -------
              DIVERSIFIED BANKS (2.1%)
   32,536     Bank of America Corp.                                                                              1,370
                                                                                                               -------
              DIVERSIFIED CHEMICALS (0.9%)
   14,200     Du Pont (E.I.) De Nemours & Co.                                                                      556
                                                                                                               -------
              DIVERSIFIED METALS & MINING (0.8%)
    3,000     Rio Tinto plc ADR (United Kingdom)                                                                   493
                                                                                                               -------
              EDUCATIONAL SERVICES (1.0%)
    5,600     Career Education Corp.*                                                                              199
    8,400     ITT Educational Services, Inc.*                                                                      415
                                                                                                               -------
                                                                                                                   614
                                                                                                               -------

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                                      A-13

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
    3,400     Benchmark Electronics, Inc.*                                                                     $   102
                                                                                                               -------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    4,800     Waste Connections, Inc.*                                                                             168
                                                                                                               -------
              FOOD RETAIL (0.2%)
    6,300     Kroger Co.*                                                                                          130
                                                                                                               -------
              GOLD (1.2%)
   14,800     Newmont Mining Corp.                                                                                 698
    5,400     Placer Dome, Inc. (Canada)                                                                            93
                                                                                                               -------
                                                                                                                   791
                                                                                                               -------
              HEALTH CARE EQUIPMENT (4.8%)
   13,000     Baxter International, Inc.                                                                           518
    7,500     Biomet, Inc.                                                                                         260
    3,300     Diagnostic Products Corp.                                                                            174
   11,100     Fisher Scientific International, Inc.*                                                               689
    2,300     Kinetic Concepts, Inc.*                                                                              131
   20,600     Medtronic, Inc.                                                                                    1,105
    3,900     Waters Corp.*                                                                                        162
                                                                                                               -------
                                                                                                                 3,039
                                                                                                               -------
              HEALTH CARE FACILITIES (0.4%)
    5,000     Triad Hospitals, Inc.*                                                                               226
                                                                                                               -------
              HEALTH CARE SERVICES (1.1%)
    7,200     Dendrite International, Inc.*                                                                        145
    9,700     Omnicare, Inc.                                                                                       545
                                                                                                               -------
                                                                                                                   690
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.4%)
    3,250     Cooper Companies, Inc.                                                                               249
                                                                                                               -------
              HOME FURNISHINGS (0.2%)
   11,400     Tempur-Pedic International, Inc.*                                                                    135
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (1.1%)
   11,300     Lowe's Companies, Inc.                                                                               728
                                                                                                               -------
              HOMEBUILDING (1.0%)
   17,266     D.R. Horton, Inc.                                                                                    625
                                                                                                               -------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
    9,900     Hilton Hotels Corp.                                                                                  221
                                                                                                               -------
              HOUSEHOLD PRODUCTS (2.5%)
   27,100     Procter & Gamble Co.                                                                               1,611
                                                                                                               -------
              HOUSEWARES & SPECIALTIES (0.2%)
    5,900     Yankee Candle Co., Inc.                                                                              145
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (2.1%)
   39,100     General Electric Co.                                                                               1,316
                                                                                                               -------

                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.9%)
   14,300     Ingersoll-Rand Co. Ltd. "A"                                                                      $   547
                                                                                                               -------
              INTEGRATED OIL & GAS (4.9%)
   17,100     ConocoPhillips                                                                                     1,195
   22,500     Exxon Mobil Corp.                                                                                  1,430
   11,600     Petro-Canada (Canada)                                                                                484
                                                                                                               -------
                                                                                                                 3,109
                                                                                                               -------
              INTERNET SOFTWARE & SERVICES (1.0%)
   18,800     Yahoo!, Inc.*                                                                                        636
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (2.2%)
   25,800     E*TRADE Financial Corp.*                                                                             454
   15,600     Merrill Lynch & Co., Inc.                                                                            957
                                                                                                               -------
                                                                                                                 1,411
                                                                                                               -------
              LIFE & HEALTH INSURANCE (0.5%)
   14,900     UnumProvident Corp.                                                                                  305
                                                                                                               -------
              MANAGED HEALTH CARE (3.2%)
    5,700     Coventry Health Care, Inc.*                                                                          490
   12,300     Health Net, Inc.*                                                                                    582
   13,000     WellPoint, Inc.*                                                                                     986
                                                                                                               -------
                                                                                                                 2,058
                                                                                                               -------
              MOVIES & ENTERTAINMENT (3.2%)
   83,400     Time Warner, Inc.                                                                                  1,510
   16,600     Viacom, Inc. "B"                                                                                     548
                                                                                                               -------
                                                                                                                 2,058
                                                                                                               -------
              MULTI-LINE INSURANCE (0.9%)
    9,562     American International Group, Inc.                                                                   592
                                                                                                               -------
              MULTI-UTILITIES (1.4%)
   23,300     PG&E Corp.                                                                                           915
                                                                                                               -------
              OIL & GAS DRILLING (1.0%)
   13,600     GlobalSantaFe Corp.                                                                                  620
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.7%)
    3,500     National-Oilwell Varco, Inc.*                                                                        230
    9,900     Schlumberger Ltd.                                                                                    836
                                                                                                               -------
                                                                                                                 1,066
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (3.1%)
   11,000     Chesapeake Energy Corp.                                                                              421
   25,300     Noble Energy, Inc.                                                                                 1,187
    1,500     Woodside Petroleum Ltd. ADR (Australia)                                                               41
    7,666     XTO Energy, Inc.                                                                                     347
                                                                                                               -------
                                                                                                                 1,996
                                                                                                               -------
              OIL & GAS REFINING & MARKETING (0.1%)
    1,400     Tesoro Corp.                                                                                          94
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   26,543     Citigroup, Inc.                                                                                    1,208
                                                                                                               -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (5.8%)
   16,700     Abbott Laboratories                                                                              $   708
   21,500     Biovail Corp. (Canada)*                                                                              502
    7,200     Eisai Co. Ltd. ADR (Japan)                                                                           309
    9,400     Eli Lilly and Co.                                                                                    503
   23,800     Pfizer, Inc.                                                                                         594
   24,700     Schering-Plough Corp.                                                                                520
   11,400     Wyeth                                                                                                528
                                                                                                               -------
                                                                                                                 3,664
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.6%)
    4,750     Ambac Financial Group, Inc.                                                                          342
   14,992     St. Paul Travelers Companies, Inc.                                                                   673
                                                                                                               -------
                                                                                                                 1,015
                                                                                                               -------
              REAL ESTATE INVESTMENT TRUSTS (0.8%)
    6,700     Simon Property Group, Inc.                                                                           497
                                                                                                               -------
              REGIONAL BANKS (0.8%)
    7,300     UnionBanCal Corp.                                                                                    509
                                                                                                               -------
              RESTAURANTS (1.0%)
    8,000     CBRL Group, Inc.                                                                                     269
    7,200     Yum! Brands, Inc.                                                                                    349
                                                                                                               -------
                                                                                                                   618
                                                                                                               -------
              SEMICONDUCTOR EQUIPMENT (0.6%)
    6,400     Lam Research Corp.*                                                                                  195
    3,900     Varian Semiconductor Equipment Associates, Inc.*                                                     165
                                                                                                               -------
                                                                                                                   360
                                                                                                               -------
              SEMICONDUCTORS (2.2%)
    3,700     Analog Devices, Inc.                                                                                 137
   22,700     Intel Corp.                                                                                          560
    3,300     International Rectifier Corp.*                                                                       149
   15,500     Texas Instruments, Inc.                                                                              525
                                                                                                               -------
                                                                                                                 1,371
                                                                                                               -------
              SOFT DRINKS (1.4%)
   16,200     PepsiCo, Inc.                                                                                        919
                                                                                                               -------
              SPECIALTY STORES (1.1%)
   20,900     Michaels Stores, Inc.                                                                                691
                                                                                                               -------
              SYSTEMS SOFTWARE (2.8%)
   70,100     Microsoft Corp.                                                                                    1,804
                                                                                                               -------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    3,370     CDW Corp.                                                                                            199
                                                                                                               -------
              THRIFTS & MORTGAGE FINANCE (1.9%)
    8,400     Golden West Financial Corp.                                                                          499
    8,500     IndyMac Bancorp, Inc.                                                                                337
   17,300     Sovereign Bancorp, Inc.                                                                              381
                                                                                                               -------
                                                                                                                 1,217
                                                                                                               -------
              TOBACCO (1.7%)
   14,700     Altria Group, Inc.                                                                                 1,084
                                                                                                               -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    4,100     Fastenal Co.                                                                                     $   250
                                                                                                               -------
              TRUCKING (0.3%)
    4,900     Yellow Roadway Corp.*                                                                                203
                                                                                                               -------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   17,500     Alamosa Holdings, Inc.*                                                                              299
   33,081     Sprint Nextel Corp.                                                                                  787
                                                                                                               -------
                                                                                                                 1,086
                                                                                                               -------
              Total common stocks (cost: $49,245)                                                               60,517
                                                                                                               -------
              EXCHANGE-TRADED FUNDS (1.6%)
              ----------------------------
    6,100     iShares Russell 2000 Growth Index Fund                                                               420
    4,600     MidCap SPDR Trust Series 1                                                                           602
                                                                                                               -------
                                                                                                                 1,022
                                                                                                               -------
              Total exchange-traded funds (cost: $838)                                                           1,022
                                                                                                               -------
              Total equity securities (cost: $50,083)                                                           61,539
                                                                                                               -------
              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS
              ------------------
1,943,563     SSgA Prime Money Market Fund, 3.57%(a) (cost: $1,944)                                              1,944
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $52,027)                                                                $63,483
                                                                                                               =======

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.8%)

              AIR FREIGHT & LOGISTICS (1.2%)
   $  300     Caliber Systems, Inc., Notes                                          7.80%    8/01/2006         $   307
                                                                                                               -------
              BIOTECHNOLOGY (4.0%)
      500     Amgen, Inc., Senior Notes                                             4.85    11/18/2014             501
      500     Genentech, Inc., Notes(c)                                             4.75     7/15/2015             491
                                                                                                               -------
                                                                                                                   992
                                                                                                               -------
              BROADCASTING & CABLE TV (1.3%)
      300     Comcast Cable Communications, Inc., Senior Notes                      6.88     6/15/2009             320
                                                                                                               -------
              CONSUMER FINANCE (8.3%)
    1,000     Household Finance Corp., Notes                                        6.38    10/15/2011           1,071
    1,000     SLM Corp., MTN, CPI Floating Rate Notes                               3.91(d)  6/01/2009             990
                                                                                                               -------
                                                                                                                 2,061
                                                                                                               -------
              DIVERSIFIED BANKS (2.0%)
      500     JPMorgan Chase & Co., Notes                                           4.50     1/15/2012             489
                                                                                                               -------
              GAS UTILITIES (2.9%)
      200     Energy Transfer Partners, LP, Senior Notes                            5.95     2/01/2015             199
      500     Valero Logistics Operations, LP, Senior Notes                         6.05     3/15/2013             521
                                                                                                               -------
                                                                                                                   720
                                                                                                               -------
              HOUSEHOLD PRODUCTS (2.1%)
      500     Clorox Co., Notes                                                     6.13     2/01/2011             532
                                                                                                               -------
              INTEGRATED OIL & GAS (2.3%)
      500     Phillips Petroleum Co., Notes                                         8.75     5/25/2010             585
                                                                                                               -------
              INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
      500     SBC Communications, Inc., Notes                                       5.75     5/02/2006             504
                                                                                                               -------
              MOVIES & ENTERTAINMENT (2.0%)
      500     News America, Inc., Bonds                                             5.30    12/15/2014             500
                                                                                                               -------
              MULTI-UTILITIES (2.0%)
      500     South Carolina Electric & Gas Co., First Mortgage Bond                5.30     5/15/2033             495
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (2.0%)
      500     Halliburton Co., Senior Notes                                         5.11(d) 10/17/2005             500
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
      500     Citigroup, Inc., Global Notes                                         4.13     2/22/2010             489
                                                                                                               -------
              PACKAGED FOODS & MEAT (2.2%)
      500     Kellogg Co., Notes, Series B                                          6.60     4/01/2011             542
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (2.0%)
      500     Berkshire Hathaway Finance Corp., Senior Notes                        4.85     1/15/2015             496
                                                                                                               -------
              REAL ESTATE INVESTMENT TRUSTS (2.3%)
      500     Pan Pacific Retail Properties, Inc., Notes                            7.95     4/15/2011             565
                                                                                                               -------

                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              TRUCKING (1.2%)
    $ 280     USF Corp., Guaranteed Debentures                                      8.50%    4/15/2010         $   312
                                                                                                               -------
              Total corporate obligations (cost: $10,095)                                                       10,409
                                                                                                               -------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)(i)

              REAL ESTATE INVESTMENT TRUSTS (2.0%)
      500     Westfield Capital Corp., Senior Notes (Australia)(c)
                 (cost: $499)                                                       5.13    11/15/2014             497
                                                                                                               -------
              ASSET-BACKED SECURITIES (6.0%)

              ASSET-BACKED FINANCING
      500     Capital One Prime Auto Receivables Trust, Notes,
                 Series 2005-1, Class A2                                            4.24    11/15/2007             500
    1,000     Honda Auto Receivables Owner Trust, Notes,
                 Series 2005-3, Class A2                                            3.73    10/18/2007             995
                                                                                                               -------
              Total asset-backed securities (cost: $1,500)                                                       1,495
                                                                                                               -------

              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)

      269     Banc America Commercial Mortgage, Inc.,
                 Series 2004-3, Class A1                                            2.98     6/10/2039             267
      321     Morgan Stanley Dean Witter Capital I, Inc.,
                 Series 2001-IQA, Class A2                                          5.33    12/18/2032             323
      500     Wachovia Bank Commercial Mortgage Trust,
                 Series 2005-C18, Class APB                                         4.81     4/15/2042             495
                                                                                                               -------
              Total commercial mortgage-backed securities (cost: $1,096)                                         1,085
                                                                                                               -------
              U.S. GOVERNMENT AGENCY ISSUES (19.8%)(g)

              DEBENTURES (2.1%)
      500     Fannie Mae, Notes(+)                                                  6.63    10/15/2007             522
                                                                                                               -------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (14.7%)
              Fannie Mae(+),
      705        Pool 254766                                                        5.00     6/01/2033             693
       55        Pool 190312                                                        6.50     4/01/2031              56
      128        Pool 254239                                                        6.50     3/01/2032             132
        9        Pool 359571                                                        7.00    10/01/2026               9
              Government National Mortgage Assn. I,
    1,083        Pool 471357                                                        5.50     2/15/2033           1,094
      524        Pool 780770                                                        6.00     4/15/2028             538
      374        Pool 603869                                                        6.00     1/15/2033             384
      186        Pool 504209                                                        7.00     6/15/2029             195
      302        Pool 583236                                                        7.00     4/15/2032             318
      230     Government National Mortgage Assn. II, Pool 781494                    6.50     8/20/2031             238
                                                                                                               -------
                                                                                                                 3,657
                                                                                                               -------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (3.0%)
      810     Rowan Companies, Inc., Guaranteed Bond, Title XI                      2.80    10/20/2013             753
                                                                                                               -------
              Total U.S. government agency issues (cost: $4,934)                                                 4,932
                                                                                                               -------
              U.S. TREASURY SECURITIES (12.2%)

              INFLATION-INDEXED NOTES (4.2%)(f)
      518     2.38%, 1/15/2025                                                                                     555
      438     3.50%, 1/15/2011                                                                                     483
                                                                                                               -------
                                                                                                                 1,038
                                                                                                               -------

                                     -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              NOTES (8.0%)
   $1,000     4.25%, 8/15/2014                                                                                 $   994
    1,000     4.25%, 11/15/2014                                                                                    993
                                                                                                               -------
                                                                                                                 1,987
                                                                                                               -------
              Total U.S. Treasury securities (cost: $2,996)                                                      3,025
                                                                                                               -------
              MUNICIPAL BONDS (2.0%)

              ELECTRIC UTILITIES
      500     Brazos River Auth., TX, PCRB,
                 Series 1995A (TXU) (cost: $504)                                    5.40%    4/01/2030(b)          506
                                                                                                               -------

   NUMBER
OF SHARES
---------
              PREFERRED STOCKS (8.5%)

              REAL ESTATE INVESTMENT TRUSTS
    3,000     BRE Properties, Inc., depositary shares "C",
                 6.75%, cumulative redeemable                                                                       75
    2,000     Developers Diversified Realty Corp., depositary shares "I",
                 7.50%, cumulative redeemable                                                                       51
    7,000     Equity Office Properties Trust, depositary shares "G",
                 7.75%, cumulative redeemable                                                                      186
   12,000     Equity Residential Properties Trust, depositary shares "C",
                 9.125%, cumulative redeemable                                                                     310
    6,000     Gables Residential Trust, depositary shares "D",
                 7.50%, cumulative redeemable                                                                      151
   12,000     Kimco Realty Corp., depositary shares "F",
                 6.65%, cumulative redeemable                                                                      308
    3,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                 7.625%, cumulative redeemable                                                                      80
    6,000     Post Properties, Inc., depositary shares "A",
                 8.50%, cumulative redeemable                                                                      357
    6,000     Prologis Trust, Inc., depositary shares "C",
                 8.54%, cumulative redeemable                                                                      351
    6,000     Public Storage, Inc., depositary shares "Z",
                 6.25%, cumulative redeemable                                                                      147
    3,500     Weingarten Realty Investors, depositary shares "D",
                 6.75%, cumulative redeemable                                                                       93
                                                                                                               -------
              Total preferred stocks (cost: $1,963)                                                              2,109
                                                                                                               -------
              MONEY MARKET INSTRUMENTS (4.3%)

              COMMERCIAL PAPER (3.1%)
              -----------------------
              GAS UTILITIES
      780     Enbridge Energy Partners, LP                                          3.95    10/03/2005             780
                                                                                                               -------
              VARIABLE-RATE DEMAND NOTES (1.2%)(e)
              ------------------------------------
              ELECTRIC UTILITIES
      290     Sempra Energy ESOP, Series 1999 (NBGA - Sempra Energy)(c)             3.98    11/01/2014             290
                                                                                                               -------
              Total money market instruments (cost: $1,070)                                                      1,070
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $24,657)                                                                $25,128
                                                                                                               =======

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                                      A-20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (62.1%)

              AUSTRALIA (0.8%)
   11,128     QBE Insurance Group Ltd. (Property & Casualty Insurance)                                         $   158
                                                                                                               -------
              AUSTRIA (1.0%)
    3,960     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                                      212
                                                                                                               -------
              CANADA (2.4%)
    3,504     Canadian National Railway Co. (Railroads)                                                            249
    4,560     EnCana Corp. (Oil & Gas Exploration & Production)                                                    266
                                                                                                               -------
                                                                                                                   515
                                                                                                               -------
              FRANCE (11.4%)
   11,220     AXA S.A. (Multi-Line Insurance)                                                                      308
    2,961     Air Liquide S.A. (Industrial Gases)                                                                  544
    1,970     L'Oreal S.A. (Personal Products)                                                                     153
    3,430     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel & Accessories & Luxury Goods)                         283
    4,820     Sanofi-Aventis S.A. (Pharmaceuticals)                                                                398
    4,591     Schneider Electric S.A. (Electrical Components & Equipment)                                          363
      670     Total S.A. (Integrated Oil & Gas)                                                                    183
    1,327     Total S.A. ADR (Integrated Oil & Gas)                                                                180
                                                                                                               -------
                                                                                                                 2,412
                                                                                                               -------
              GERMANY (0.9%)
    3,030     Schering AG (Pharmaceuticals)                                                                        192
                                                                                                               -------
              HONG KONG (1.6%)
   15,500     Esprit Holdings Ltd. (Apparel Retail)                                                                116
  149,000     Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)*               216
                                                                                                               -------
                                                                                                                   332
                                                                                                               -------
              HUNGARY (0.6%)
    1,560     OTP Bank Ltd. GDR (Regional Banks)                                                                   123
                                                                                                               -------
              INDONESIA (0.4%)
  223,500     PT Bank Central Asia Tbk (Diversified Banks)                                                          75
                                                                                                               -------
              ITALY (1.0%)
   36,730     UniCredito Italiano S.p.A. (Regional Banks)                                                          207
                                                                                                               -------
              JAPAN (9.4%)
   24,000     Asahi Glass Co. Ltd. (Building Products)                                                             252
    9,000     Bridgestone Corp. (Tires & Rubber)                                                                   193
    6,000     Canon, Inc. (Electronic Equipment Manufacturers)                                                     324
    4,600     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                                      88
    1,700     Nintendo Co. Ltd. (Leisure Products)                                                                 198
    2,400     Nitto Denko Corp. (Specialty Chemicals)                                                              135
    2,500     Omron Corp. (Electrical Components & Equipment)                                                       61
    7,000     Ricoh Co. Ltd. (Office Electronics)                                                                  109
   27,000     Shinsei Bank Ltd. (Diversified Banks)                                                                170
   25,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                                   102
   20,000     Toray Industries, Inc. (Textiles)                                                                    106
    5,600     Toyota Motor Corp. (Automobile Manufacturers)                                                        256
                                                                                                               -------
                                                                                                                 1,994
                                                                                                               -------

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                                      A-21

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              KOREA (1.9%)
      710     Samsung Electronics Co. Ltd. (Semiconductors)                                                    $   400
                                                                                                               -------
              MEXICO (0.3%)
   12,900     Wal-Mart de Mexico S.A. (General Merchandise Stores)                                                  66
                                                                                                               -------
              NETHERLANDS (0.7%)
   11,240     Reed Elsevier N.V. (Publishing)                                                                      155
                                                                                                               -------
              POLAND (0.3%)
    5,590     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)                                        54
                                                                                                               -------
              SINGAPORE (0.8%)
  122,220     Singapore Telecommunications Ltd. (Integrated Telecommunication Services)                            177
                                                                                                               -------
              SPAIN (3.2%)
   12,380     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                             217
    7,390     Iberdrola S.A. (Electric Utilities)                                                                  206
   15,856     Telefonica S.A. (Integrated Telecommunication Services)                                              260
                                                                                                               -------
                                                                                                                   683
                                                                                                               -------
              SWEDEN (3.6%)
    5,460     Atlas Copco AB "A" (Industrial Machinery)                                                            105
    2,810     Hennes & Mauritz AB "B" (Apparel Retail)                                                             100
   29,770     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)                                         109
    8,830     Sandvik AB (Industrial Machinery)                                                                    439
                                                                                                               -------
                                                                                                                   753
                                                                                                               -------
              SWITZERLAND (6.7%)
      986     Julius Baer Holding Ltd. "B" (Diversified Banks)                                                      77
    2,011     Nestle S.A. (Packaged Foods & Meat)                                                                  589
    2,970     Roche Holdings AG (Pharmaceuticals)                                                                  412
    4,044     UBS AG (Diversified Capital Markets)                                                                 344
                                                                                                               -------
                                                                                                                 1,422
                                                                                                               -------
              THAILAND (0.5%)
   39,100     Bangkok Bank Public Co. Ltd. (Diversified Banks)                                                     109
                                                                                                               -------
              UNITED KINGDOM (14.6%)
    4,470     AstraZeneca plc (Pharmaceuticals)                                                                    208
    7,550     BOC Group plc (Diversified Chemicals)                                                                153
   18,780     BP plc (Oil & Gas Exploration & Production)                                                          223
   22,189     Diageo plc (Distillers & Vintners)                                                                   319
   63,860     Hilton Group plc (Casinos & Gaming)                                                                  354
    8,230     Next plc (Apparel Retail)                                                                            202
   23,640     Reckitt Benckiser plc (Household Products)                                                           720
   15,970     Smith & Nephew plc (Health Care Equipment)                                                           134
   46,840     Tesco plc (Food Retail)                                                                              256
   98,060     Vodafone Group plc (Wireless Telecommunication Services)                                             255
   25,040     William Hill plc (Casinos & Gaming)                                                                  258
                                                                                                               -------
                                                                                                                 3,082
                                                                                                               -------
              Total international stocks (cost: $8,839)                                                         13,121
                                                                                                               -------

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                                      A-22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              U.S. STOCKS (35.9%)

              APPAREL RETAIL (0.7%)
    7,630     TJX Companies, Inc.                                                                              $   156
                                                                                                               -------
              BIOTECHNOLOGY (1.1%)
    4,730     Gilead Sciences, Inc.*                                                                               231
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (0.4%)
    5,180     Cisco Systems, Inc.*                                                                                  93
                                                                                                               -------
              COMPUTER HARDWARE (1.6%)
    9,840     Dell, Inc.*                                                                                          337
                                                                                                               -------
              CONSUMER FINANCE (1.9%)
    7,630     American Express Co.(h)                                                                              384
      426     Ameriprise Financial Inc.*                                                                            15
                                                                                                               -------
                                                                                                                   399
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    5,350     DST Systems, Inc.*                                                                                   293
                                                                                                               -------
              HEALTH CARE EQUIPMENT (3.4%)
    4,760     Fisher Scientific International, Inc.*                                                               296
    2,800     Medtronic, Inc.                                                                                      150
    6,490     Waters Corp.*                                                                                        270
                                                                                                               -------
                                                                                                                   716
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.8%)
    3,100     DENTSPLY International, Inc.                                                                         167
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (0.7%)
    3,810     Home Depot, Inc.                                                                                     145
                                                                                                               -------
              HOUSEHOLD PRODUCTS (0.3%)
      980     Procter & Gamble Co.                                                                                  58
                                                                                                               -------
              HYPERMARKETS & SUPER CENTERS (1.0%)
    4,720     Wal-Mart Stores, Inc.                                                                                207
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (1.0%)
    2,960     3M Co.                                                                                               217
                                                                                                               -------
              INDUSTRIAL GASES (1.0%)
    1,890     Air Products & Chemicals, Inc.                                                                       104
    2,220     Praxair, Inc.                                                                                        107
                                                                                                               -------
                                                                                                                   211
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (1.7%)
    2,980     Goldman Sachs Group, Inc.                                                                            362
                                                                                                               -------
              IT CONSULTING & OTHER SERVICES (1.6%)
   13,280     Accenture Ltd. "A"*                                                                                  338
                                                                                                               -------
              LIFE & HEALTH INSURANCE (0.5%)
    2,100     Lincoln National Corp.                                                                               109
                                                                                                               -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              MOTORCYCLE MANUFACTURERS (1.2%)
    5,120     Harley-Davidson, Inc.                                                                            $   248
                                                                                                               -------
              MOVIES & ENTERTAINMENT (3.9%)
   11,317     News Corp., Inc. "B"                                                                                 187
    9,940     Viacom, Inc. "B"                                                                                     328
   12,940     Walt Disney Co.                                                                                      312
                                                                                                               -------
                                                                                                                   827
                                                                                                               -------
              OIL & GAS DRILLING (0.8%)
    2,570     Noble Corp.                                                                                          176
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    4,200     Citigroup, Inc.                                                                                      191
                                                                                                               -------
              PERSONAL PRODUCTS (2.2%)
    5,400     Estee Lauder Companies, Inc. "A"                                                                     188
    4,700     Gillette Co.                                                                                         274
                                                                                                               -------
                                                                                                                   462
                                                                                                               -------
              PHARMACEUTICALS (3.7%)
    6,860     Eli Lilly and Co.                                                                                    367
    6,540     Johnson & Johnson, Inc.                                                                              414
                                                                                                               -------
                                                                                                                   781
                                                                                                               -------
              SEMICONDUCTORS (0.5%)
    4,300     Intel Corp.                                                                                          106
                                                                                                               -------
              SOFT DRINKS (0.7%)
    2,840     PepsiCo, Inc.                                                                                        161
                                                                                                               -------
              SYSTEMS SOFTWARE (2.9%)
   29,810     Oracle Corp.*                                                                                        369
   10,630     Symantec Corp.*                                                                                      241
                                                                                                               -------
                                                                                                                   610
                                                                                                               -------
              Total U.S. stocks (cost: $6,702)                                                                   7,601
                                                                                                               -------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (1.1%)

              COMMERCIAL PAPER
     $234     Societe Generale North America, 3.88%, 10/03/2005 (cost: $234)                                       234
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $15,775)                                                                $20,956
                                                                                                               =======

                                    --------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of five separate funds, which are each classified as diversified under the 1940 Act.

     Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

        1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

        2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

        3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

        4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

        5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or

                                    --------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2005 (UNAUDITED)

           prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

        6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

           Fair value methods used by USAA IMCO include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of September 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH      USAA LIFE    USAA LIFE WORLD
                            GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND     GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Appreciation                  $5,097                  $6,271                 $12,618             $641           $5,417
Depreciation                     (71)                   (544)                 (1,162)            (170)            (236)
                              ----------------------------------------------------------------------------------------
Net                           $5,026                  $5,727                 $11,456             $471           $5,181
                              ========================================================================================

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. USAA Life Aggressive Growth Fund investments in foreign securities were 5.0% of net assets at September 30, 2005. As of September 30, 2005, net assets were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH      USAA LIFE    USAA LIFE WORLD
                            GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND     GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Net Assets                    $17,912                 $49,871                 $63,606           $24,888        $21,147

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

     G. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

                                    --------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Rate represents the money market fund annualized seven-day yield at September 30, 2005.

     (b) Security has a mandatory or optional put, which shortens its effective maturity date.

     (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

     (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2005.

     (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

     (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

     (g) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (h) Security was fair valued at September 30, 2005, by USAA IMCO in accordance with valuation procedures approved by the Trust's Board of Trustees.

     (i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

     (j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

     * Non-income-producing security for the 12 months preceding September 30, 2005.

                                    --------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2005 (UNAUDITED)

     PORTFOLIO DESCRIPTION ABBREVIATIONS

     CPI    Consumer Price Index

     ESOP   Employee Stock Ownership Plan

     MTN    Medium-Term Note

     PCRB   Pollution Control Revenue Bond

     RB     Revenue Bond

     CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

     (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

     (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

                                    --------

                 ------------------------------------------------
                           USAA LIFE INSURANCE COMPANY
                 ------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 (800) 531-4265

                            -------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL,
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

                 ================================================

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Copies of USAA IMCO's proxy voting policies and procedures are available without charge (i) by calling (800) 531-4265; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48357-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.